RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 01, 2022	Sep. 01, 2021	Jul. 10, 2020	Apr. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
General and administrative related parties							$ 240,000	$ 240,000	$ 960,000	$ 1,090,000
Mr Conway [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Compensation value			$ 20,000			$ 20,000
Amount of initial annual compensation	$ 240,000
General and administrative related parties							$ 240,000	$ 240,000
Officers compensation received		$ 10,000
Contract renewal bonus	$ 250,000
Officers compensation received				$ 20,000	$ 20,000